Weighted-Average Assumptions Used to Determine Net Pension and Severance Costs, Foreign Plans (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	1.60%	1.80%
Expected return on plan assets	2.30%	2.30%	2.30%
Rate of compensation increase	2.30%	2.20%	2.30%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.70%	4.80%
Expected return on plan assets	7.50%	4.40%	2.00%
Rate of compensation increase	3.00%	2.90%	2.50%